Share-based Compensation (Restricted Shares) (Details)	0 Months Ended	12 Months Ended				0 Months Ended	12 Months Ended
	Mar. 15, 2011	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Mar. 17, 2011 Restricted Shares [Member] USD ($)	Dec. 31, 2012 Restricted Shares [Member] USD ($)	Dec. 31, 2012 Restricted Shares [Member] CNY	Dec. 31, 2011 Restricted Shares [Member] USD ($)	Dec. 31, 2011 Restricted Shares [Member] CNY	Mar. 17, 2011 Restricted Shares and Restricted Share Units [Member] USD ($)	Mar. 17, 2011 Ordinary Shares [Member] USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock options cancelled	18,778,200			18,778,200
Restricted shares, number of employees granted						22
Award vesting period							4 years	4 years
Incremental share-based compensation						$ 500,000
Total amount of unrecognized share-based compensation of unvested option and incremental share-based compensation						2,200,000
Total amount of unrecognized share-based compensation of unvested option and incremental share-based compensation, recognized immediately						200,000
Total amount of unrecognized share-based compensation of unvested option and incremental share-based compensation, recognized during rest of vesting period of restricted share						2,000,000
Number of Shares
Number of Shares, Unvested, Beginning Balance							9,711,830	9,711,830	0	0
Number of Shares, Granted							0	0	19,008,200	19,008,200
Number of Shares, Vested							(4,702,050)	(4,702,050)	(9,296,370)	(9,296,370)
Number of Shares, Forfeited							(250,000)	(250,000)	0	0
Number of Shares, Unvested, Endding Balance							4,759,780	4,759,780	9,711,830	9,711,830
Weighted-Average Grant-Date Fair Value
Weighted-Average Grant-Date Fair Value, Unvested, Beginning Balance (US$ per share)							$ 1.07		$ 0
Weighted-Average Grant-Date Fair Value, Granted (US$ per share)							$ 0		$ 1.07
Weighted-Average Grant-Date Fair Value, Vested (US$ per share)							$ 1.07		$ 1.07
Weighted-Average Grant-Date Fair Value, Forfeited (US$ per share)							$ 1.07		$ 0
Weighted-Average Grant-Date Fair Value, Unvested, Ending Balance (US$ per share)							$ 1.07		$ 1.07
Recognized Share-based compensation expenses		1,085,000	6,759,000	66,092,000	16,561,000		600,000	3,700,000		8,500,000
Unrecognized compensation expense							300,000	1,700,000
Unrecognized compensation expenses, weighted average period for recognition (in years)							1 year 8 months 8 days	1 year 8 months 8 days
Total fair value of restricted share vested							$ 5,100,000
Fair value of restricted shares and restricted share units (US$ per share)											$ 1.07
Fair value of underlying ordinary shares (US$ per share)												$ 1.14